Dodge & Cox International Stock Fund
DODGE & COX INTERNATIONAL STOCK FUND
(Closed to new investors. See “How to Purchase Shares — Information Regarding Purchases of the Dodge & Cox International Stock Fund” on page 37 for more information.)
INVESTMENT OBJECTIVE
The Fund seeks long-term growth of principal and income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Dodge & Cox International Stock Fund
Sales charge (load) imposed on purchases	none
Deferred sales charge (load)	none
Sales charge (load) imposed on reinvested distributions	none
Redemption fee	none
Exchange fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Dodge & Cox International Stock Fund
Management fees	0.60%
Distribution and/or service (12b-1) fees	none
Other expenses (transfer agent, custody, accounting, legal, etc.)	0.04%
Total Annual Fund Operating Expenses	0.64%

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:
  You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods;
  Your investment has a 5% return each year; and
  The Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Dodge & Cox International Stock Fund	65	205	357	798

PORTFOLIO TURNOVER
The Fund incurs transaction costs, such as commissions, when Dodge & Cox buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in a diversified portfolio of equity securities issued by non-U.S. companies from at least three different countries, including emerging market countries. The Fund is not required to allocate its investments in set percentages in particular countries and may invest in emerging markets without limit. Under normal circumstances, the Fund will invest at least 80% of its total assets in equity securities of non-U.S. companies, including common stocks, depositary receipts evidencing ownership of common stocks, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks. The Fund may enter into forward currency contracts or currency futures contracts to hedge foreign currency exposure.

The Fund typically invests in medium-to-large well established companies based on standards of the applicable market. In selecting investments, the Fund typically invests in companies that, in Dodge & Cox's opinion, appear to be temporarily undervalued by the stock market but have a favorable outlook for long-term growth. The Fund also focuses on the underlying financial condition and prospects of individual companies, including future earnings, cash flow, and dividends. Various other factors, including financial strength, economic condition, competitive advantage, quality of the business franchise, and the reputation, experience, and competence of a company's management are weighed against valuation in selecting individual securities. The Fund also considers the economic and political stability of the country where the issuer is located and the protections provided to shareholders.
PRINCIPAL RISKS OF INVESTING
You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund’s performance could be hurt by:
  Manager risk. Dodge & Cox’s opinion about the intrinsic worth of a company or security may be incorrect or the market may continue to undervalue the company or security. Dodge & Cox may not make timely purchases or sales of securities for the Fund.
  Equity risk. Equity securities generally have greater price volatility than debt securities. Equity securities may decline in value because of changes in the actual or perceived financial condition of their issuers or other events affecting their issuers.
  Market risk. Prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions.
  Liquidity risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security.
  Non-U.S. currency risk. Foreign currencies may decline relative to the U.S. dollar, which reduces the unhedged value of securities denominated in or otherwise exposed to those currencies. Dodge & Cox may not hedge or may not be successful in hedging the Fund’s currency exposure.
  Non-U.S. investment risk. Securities of non-U.S. issuers (including ADRs) may be less liquid, more volatile, and harder to value than U.S. securities. Non-U.S. issuers may be subject to political, economic, or market instability, or unfavorable government action in their local jurisdictions. There may be less information publicly available about non-U.S. issuers and their securities, and those issuers may be subject to lower levels of government regulation and oversight. Non-U.S. stock markets may decline due to conditions specific to an individual country, including unfavorable economic conditions relative to the United States. There may be increased risk of delayed transaction settlement or security certificate loss. These risks may be higher when investing in emerging market issuers. Certain of these risks may also apply to securities of U.S. issuers with significant non-U.S. operations.
  Emerging market risk. Emerging market securities may present issuer, market, currency, liquidity, volatility, valuation, legal, political, and other risks different from, and potentially greater than, the risks of investing in securities of issuers in more developed markets.
  Derivatives risk. Investing with derivatives, such as forward currency contracts and equity index futures, involves risks additional to those associated with investing directly in securities. The value of a derivative may not correlate to the value of the underlying instrument to the extent expected. Derivative transactions may be volatile, and can create leverage, which could cause the Fund to lose more than the amount of assets initially contributed to the transaction, if any. The Fund may not be able to close a derivatives position at an advantageous time or price. For over-the-counter derivatives transactions, the counterparty may be unable or unwilling to make required payments and deliveries, especially during times of financial market distress.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year. The table shows how the Fund’s average annual total returns for one, five, and ten years compare to that of a broad measure of market performance.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Visit the Fund’s website at dodgeandcox.com or call 800-621-3979 for current performance figures.
DODGE & COX INTERNATIONAL STOCK FUND Annual total returns 2005-2014 (%)

Highest/Lowest quarterly results during the time period were: Highest: 33.37% (quarter ended June 30, 2009) Lowest: –26.06% (quarter ended December 31, 2008)
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12/31/2014
Average Annual Total Returns		1 Year	5 Years	10 Years
Dodge & Cox International Stock Fund		0.07%	7.89%	6.73%
Dodge & Cox International Stock Fund Return after taxes on distributions		(0.32%)	7.67%	6.35%
Dodge & Cox International Stock Fund Return after taxes on distributions and sale of Fund shares		0.63%	6.44%	5.68%
Dodge & Cox International Stock Fund MSCI EAFE (Europe, Australasia, Far East) Index (Net) (reflects no deduction for expenses or taxes)	[1]	(4.90%)	5.34%	4.43%
[1]	MSCI Index (Net) returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties. Withholding rates applicable to the Fund may be lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. After-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.